Summary of Significant Accounting Policies - Summary of Effect of Adopting IFRS 9 (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Total assets	₱ 95,747		₱ 104,220
Total adjustment on equity:
Retained earnings (Note 19)	12,081		634
Other comprehensive loss (Note 6)	(25,190)		(19,151)
TOTAL EQUITY	₱ 116,666		₱ 111,183	₱ 108,537	₱ 113,898
Remeasurement [Member]
Financial Assets
Financial assets at FVOCI		₱ (136)
Total assets		(136)
Total adjustment on equity:
Retained earnings (Note 19)		4,491
Other comprehensive loss (Note 6)		(4,627)
TOTAL EQUITY		₱ (136)